Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	September 2012
Distribution Date	10/15/12
Transaction Month	25
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		August 6, 2010
Closing Date:		August 26, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,342,974,850.47	79,332	4.69%	60.87
Original Adj. Pool Balance:		$1,305,852,694.83

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$267,000,000.00	19.881%	0.37121%		September 15, 2011
Class A-2 Notes	Fixed	$267,000,000.00	19.881%	0.57000%		March 15, 2013
Class A-3 Notes	Fixed	$419,000,000.00	31.199%	0.97000%		April 15, 2015
Class A-4 Notes	Fixed	$218,300,000.00	16.255%	1.63000%		March 15, 2017
Total Securities		$1,171,300,000.00	87.217%

Overcollateralization		$134,552,694.83	10.019%
YSOA		$37,122,155.64	2.764%
Total Original Pool Balance		$1,342,974,850.47	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$257,910,523.01	0.6155382	$237,227,455.47	0.5661753	$20,683,067.53
Class A-4 Notes	$218,300,000.00	1.0000000	$218,300,000.00	1.0000000	$-
Total Securities	$476,210,523.01	0.4065658	$455,527,455.47	0.3889076	$20,683,067.53

Weighted Avg. Coupon (WAC)	4.54%		4.54%
Weighted Avg. Remaining Maturity (WARM)	38.96		38.08
Pool Receivables Balance	$563,037,550.49		$538,127,252.33
Remaining Number of Receivables	49,091		48,113

Adjusted Pool Balance	$549,334,806.47		$525,144,084.21

III. COLLECTIONS

Principal:
Principal Collections	$24,296,467.91
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$311,044.05
Total Principal Collections	$24,607,511.96

Interest:
Interest Collections	$2,093,413.40
Late Fees & Other Charges	$38,539.98
Interest on Repurchase Principal	$-
Total Interest Collections	$2,131,953.38

Collection Account Interest	$3,008.54
Reserve Account Interest	$790.09
Servicer Advances	$-

Total Collections	$26,743,263.97

1 of 3

Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	September 2012
Distribution Date	10/15/12
Transaction Month	25
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections					$26,743,263.97
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$26,743,263.97
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$469,197.96		$469,197.96	$469,197.96
Collection Account Interest					$3,008.54
Late Fees & Other Charges					$38,539.98
Total due to Servicer					$510,746.48

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$208,477.67		$208,477.67
Class A-4 Notes		$296,524.17		$296,524.17

Total interest:		$505,001.84		$505,001.84	$505,001.84

Available Funds Remaining:					$25,727,515.65

3. Principal Distribution Amount:					$20,683,067.53

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$20,683,067.53
Class A-4 Notes				$-
Class A Notes Total:		20,683,067.53		$20,683,067.53
Total Noteholders Principal				$20,683,067.53

4. Required Deposit to Reserve Account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					5,044,448.12

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$13,702,744.02
Beginning Period Amount	$13,702,744.02
Current Period Amortization	$719,575.90
Ending Period Required Amount	$12,983,168.12
Ending Period Amount	$12,983,168.12
Next Distribution Date Required Amount	$12,285,021.45

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,529,263.47
Beginning Period Amount	$6,529,263.47
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,529,263.47
Ending Period Amount	$6,529,263.47

VII. OVERCOLLATERALIZATION

Overcollateralization Target	14.50%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$73,124,283.46	$69,616,628.74	$69,616,628.74
Overcollateralization as a % of Adjusted Pool		13.31%	13.26%	13.26%

2 of 3

Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	September 2012
Distribution Date	10/15/12
Transaction Month	25
30/360 Days	30
Actual/360 Days	28

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.62%	47,450	98.38%	$529,389,376.13
30 - 60 Days	1.11%	532	1.30%	$6,982,207.30
61 - 90 Days	0.22%	108	0.28%	$1,499,933.69
91 + Days	0.05%	23	0.05%	$255,735.21
		48,113		$538,127,252.33
Total
Delinquent Receivables 61 + days past due	0.27%	131	0.33%	$1,755,668.90
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.22%	110	0.25%	$1,408,483.58
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.24%	122	0.28%	$1,671,966.76
Three-Month Average Delinquency Ratio	0.25%		0.29%

Repossession in Current Period		36		$524,372.88
Repossession Inventory		55		$421,844.26

Charge-Offs
Gross Principal of Charge-Off for Current Period				$613,830.25
Recoveries				$(311,044.05)
Net Charge-offs for Current Period				$302,786.20

Beginning Pool Balance for Current Period				$563,037,550.49

Net Loss Ratio				0.65%
Net Loss Ratio for 1st Preceding Collection Period				0.45%
Net Loss Ratio for 2nd Preceding Collection Period				0.28%
Three-Month Average Net Loss Ratio for Current Period				0.46%

Cumulative Net Losses for All Periods				$6,942,544.72
Cumulative Net Losses as a % of Initial Pool Balance				0.52%

Principal Balance of Extensions				$2,013,668.70
Number of Extensions				134

3 of 3